Loan Portfolio and Allowance for Credit Losses, Risk Category of Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Credit Risk Profile, Segregated by Class [Abstract]
Total loans	$ 5,098,058	$ 5,002,879
Current-period Gross writeoffs	939	547
Commercial [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans	286,857	273,515
Current-period Gross writeoffs	441	0
Commercial [Member] | Commercial Real Estate [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2024/2023	47,687	61,148
2023/2022	54,877	82,339
2022/2021	74,339	23,940
2021/2020	22,215	16,695
2020/2019	15,036	19,835
Prior	50,977	42,634
Revolving Loans Amortized Cost Basis	2,169	5,664
Revolving Loan Converted to Term	0	0
Total loans	267,300	252,255
2024/2023	0	0
2023/2022	0	0
2022/2021	10	0
2021/2020	431	0
2020/2019	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis Writeoffs	0	0
Revolving Loan Converted to Term Writeoffs	0	0
Current-period Gross writeoffs	441	0
Commercial [Member] | Commercial Real Estate [Member] | Pass [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2024/2023	47,687	61,148
2023/2022	54,877	82,339
2022/2021	73,094	23,940
2021/2020	22,215	16,653
2020/2019	15,014	19,835
Prior	50,052	41,153
Revolving Loans Amortized Cost Basis	2,169	5,664
Revolving Loan Converted to Term	0	0
Total loans	265,108	250,732
Commercial [Member] | Commercial Real Estate [Member] | Special Mention [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2024/2023	0	0
2023/2022	0	0
2022/2021	242	0
2021/2020	0	42
2020/2019	0	0
Prior	0	225
Revolving Loans Amortized Cost Basis	0	0
Revolving Loan Converted to Term	0	0
Total loans	242	267
Commercial [Member] | Commercial Real Estate [Member] | Substandard [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2024/2023	0	0
2023/2022	0	0
2022/2021	1,003	0
2021/2020	0	0
2020/2019	22	0
Prior	887	1,256
Revolving Loans Amortized Cost Basis	0	0
Revolving Loan Converted to Term	0	0
Total loans	1,912	1,256
Commercial [Member] | Commercial Real Estate [Member] | Doubtful [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2024/2023	0
2023/2022	0
2022/2021	0
2021/2020	0
2020/2019	0
Prior	38
Revolving Loans Amortized Cost Basis	0
Revolving Loan Converted to Term	0
Total loans	38
Commercial [Member] | Other [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2024/2023	1,855	7,873
2023/2022	7,417	2,164
2022/2021	1,796	2,261
2021/2020	429	1,386
2020/2019	184	321
Prior	2,242	2,739
Revolving Loans Amortized Cost Basis	5,634	4,516
Revolving Loan Converted to Term	0	0
Total loans	19,557	21,260
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
2020/2019	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis Writeoffs	0	0
Revolving Loan Converted to Term Writeoffs	0	0
Current-period Gross writeoffs	0	0
Commercial [Member] | Other [Member] | Pass [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2024/2023	1,842	7,873
2023/2022	7,417	2,164
2022/2021	1,796	1,933
2021/2020	407	1,386
2020/2019	184	321
Prior	2,108	2,641
Revolving Loans Amortized Cost Basis	5,634	4,482
Revolving Loan Converted to Term	0	0
Total loans	19,388	20,800
Commercial [Member] | Other [Member] | Special Mention [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
2020/2019	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	34
Revolving Loan Converted to Term	0	0
Total loans	0	34
Commercial [Member] | Other [Member] | Substandard [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2024/2023	13	0
2023/2022	0	0
2022/2021	0	328
2021/2020	22	0
2020/2019	0	0
Prior	134	98
Revolving Loans Amortized Cost Basis	0	0
Revolving Loan Converted to Term	0	0
Total loans	169	426
Real Estate Mortgage - 1 to 4 Family [Member]
Credit Risk Profile, Segregated by Class [Abstract]
Total loans	4,797,563	4,712,478
Current-period Gross writeoffs	328	371
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2024/2023	313,944	418,955
2023/2022	399,709	566,827
2022/2021	536,093	878,398
2021/2020	822,674	733,080
2020/2019	682,083	343,678
Prior	1,576,122	1,366,167
Revolving Loans Amortized Cost Basis	938	0
Revolving Loan Converted to Term	0	0
Total loans	4,331,563	4,307,105
2024/2023	194	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
2020/2019	0	27
Prior	18	336
Revolving Loans Amortized Cost Basis Writeoffs	0	0
Revolving Loan Converted to Term Writeoffs	0	0
Current-period Gross writeoffs	212	363
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Performing [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2024/2023	313,944	418,891
2023/2022	398,722	566,617
2022/2021	535,702	878,015
2021/2020	821,804	732,851
2020/2019	681,840	342,559
Prior	1,563,659	1,354,867
Revolving Loans Amortized Cost Basis	938	0
Revolving Loan Converted to Term	0	0
Total loans	4,316,609	4,293,800
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Nonperforming [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2024/2023	0	64
2023/2022	987	210
2022/2021	391	383
2021/2020	870	229
2020/2019	243	1,119
Prior	12,463	11,300
Revolving Loans Amortized Cost Basis	0	0
Revolving Loan Converted to Term	0	0
Total loans	14,954	13,305
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2024/2023	6,621	9,660
2023/2022	8,586	5,963
2022/2021	5,509	7,770
2021/2020	6,490	5,668
2020/2019	5,066	6,542
Prior	24,467	22,355
Revolving Loans Amortized Cost Basis	0	0
Revolving Loan Converted to Term	0	0
Total loans	56,739	57,958
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
2020/2019	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis Writeoffs	0	0
Revolving Loan Converted to Term Writeoffs	0	0
Current-period Gross writeoffs	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Performing [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2024/2023	6,621	9,660
2023/2022	8,586	5,963
2022/2021	5,354	7,770
2021/2020	6,490	5,668
2020/2019	5,066	6,542
Prior	24,096	22,076
Revolving Loans Amortized Cost Basis	0	0
Revolving Loan Converted to Term	0	0
Total loans	56,213	57,679
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Nonperforming [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2024/2023	0	0
2023/2022	0	0
2022/2021	155	0
2021/2020	0	0
2020/2019	0	0
Prior	371	279
Revolving Loans Amortized Cost Basis	0	0
Revolving Loan Converted to Term	0	0
Total loans	526	279
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2024/2023	4,793	355
2023/2022	1,558	641
2022/2021	1,180	256
2021/2020	887	131
2020/2019	46	10
Prior	17,127	18,777
Revolving Loans Amortized Cost Basis	383,670	327,245
Revolving Loan Converted to Term	0	0
Total loans	409,261	347,415
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
2020/2019	0	0
Prior	116	8
Revolving Loans Amortized Cost Basis Writeoffs	0	0
Revolving Loan Converted to Term Writeoffs	0	0
Current-period Gross writeoffs	116	8
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Performing [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2024/2023	4,793	355
2023/2022	1,558	641
2022/2021	1,110	248
2021/2020	887	75
2020/2019	46	10
Prior	14,595	15,964
Revolving Loans Amortized Cost Basis	383,425	327,059
Revolving Loan Converted to Term	0	0
Total loans	406,414	344,352
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Nonperforming [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2024/2023	0	0
2023/2022	0	0
2022/2021	70	8
2021/2020	0	56
2020/2019	0	0
Prior	2,532	2,813
Revolving Loans Amortized Cost Basis	245	186
Revolving Loan Converted to Term	0	0
Total loans	2,847	3,063
Installment [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2024/2023	2,862	8,473
2023/2022	5,518	4,641
2022/2021	2,843	1,535
2021/2020	724	360
2020/2019	123	261
Prior	540	608
Revolving Loans Amortized Cost Basis	1,028	1,008
Revolving Loan Converted to Term	0	0
Total loans	13,638	16,886
2024/2023	0	16
2023/2022	53	67
2022/2021	47	50
2021/2020	35	1
2020/2019	4	21
Prior	31	21
Revolving Loans Amortized Cost Basis Writeoffs	0	0
Revolving Loan Converted to Term Writeoffs	0	0
Current-period Gross writeoffs	170	176
Installment [Member] | Performing [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2024/2023	2,846	8,473
2023/2022	5,513	4,592
2022/2021	2,788	1,484
2021/2020	705	360
2020/2019	123	198
Prior	505	605
Revolving Loans Amortized Cost Basis	1,028	1,008
Revolving Loan Converted to Term	0	0
Total loans	13,508	16,720
Installment [Member] | Nonperforming [Member]
Credit Risk Profile, Segregated by Class [Abstract]
2024/2023	16	0
2023/2022	5	49
2022/2021	55	51
2021/2020	19	0
2020/2019	0	63
Prior	35	3
Revolving Loans Amortized Cost Basis	0	0
Revolving Loan Converted to Term	0	0
Total loans	$ 130	$ 166